Related-party transactions and balances, Transactions Carried out with Related Parties (Details)										3 Months Ended	12 Months Ended	2160 Months Ended
		Dec. 13, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 03, 2024 USD ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 USD ($)	Apr. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Mar. 01, 2024	Sep. 30, 2024 MXN ($)	Dec. 31, 2024 MXN ($)	Nov. 29, 2204 USD ($)	Nov. 29, 2024 MXN ($)	Sep. 30, 2024 USD ($)	May 20, 2024 MXN ($)	May 02, 2024 MXN ($)	Jan. 19, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Nov. 09, 2023 MXN ($)	Sep. 26, 2023 MXN ($)	May 05, 2023 MXN ($)	Apr. 14, 2023 MXN ($)	Mar. 31, 2023 MXN ($)	Mar. 01, 2023 USD ($)	Feb. 10, 2023 MXN ($)	Oct. 10, 2022 USD ($)	May 02, 2021 MXN ($)	Oct. 18, 2018 USD ($)
Receivable - Affiliate: [abstract]
Total related parties receivable											$ 0							$ 143,549,146
Payable - Affiliate: [abstract]
Current portion											120,634,508							133,002,659
Long term portion											73,837,080							87,302,929
Total related parties payable											194,471,588							220,305,588
Annual interest rate					15.00%					15.00%				15.00%
Outstanding loan											11,174,200,426							6,682,672,814
Murano P.V. [Member]
Payable - Affiliate: [abstract]
Outstanding loan											1,658,439,104							0
Murano World [Member]
Payable - Affiliate: [abstract]
Outstanding loan											1,232,739,610							1,002,593,581
Inmobiliaria Insurgentes [Member]
Payable - Affiliate: [abstract]
Outstanding loan											$ 2,012,028,406							1,669,094,131
Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Debt maturity											February 5, 2033
Syndicated Secured Mortgage Loan [Member] | Inmobiliaria Insurgentes [Member]
Payable - Affiliate: [abstract]
Outstanding loan																										$ 7,500,000		$ 49,753,000
Elias Sacal Cababie [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[1]										$ 0							104,029,840
Elias Sacal Cababie [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties																						$ 2,000,000
Elias Sacal Cababie [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																						3.00%
Elias Sacal Cababie [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties																						$ 438,611
Elias Sacal Cababie [Member] | Murano P.V. [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Maturity term											1 year
Annual interest rate																						3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																									$ 2,865,000
Elias Sacal Cababie [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Maturity term											1 year
Annual interest rate																									3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																				$ 3,200,000
Elias Sacal Cababie [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Maturity term											1 year
Annual interest rate																				3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loan repayment from borrower							$ 6,700,000
Elias Sacal Cababie [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																	3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loan repayment from borrower								$ 3,160,000
Elias Sacal Cababie [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Maturity term											1 year
Annual interest rate																	3.00%
Elias Sacal Cababie [Member] | Maximum [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																	$ 7,900,000
Elias Sacal Cababie [Member] | Maximum [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																	$ 3,360,000
E.S. Agrupacion S. A. de C. V. [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[2],[3]										$ 0							35,582,383
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties																						$ 359,368
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Maturity term											1 year
Annual interest rate																						3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties																					$ 30,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																					3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																									$ 9,620,660
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																									3.00%
Extended maturity term											1 year
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																							$ 453,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Maturity term											1 year
Annual interest rate																							3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																			$ 10,000,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																			3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loan repayment from borrower					$ 647,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Maturity term											1 year
Annual interest rate															3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Maximum [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties																$ 14,750,000
E.S. Agrupacion S. A. de C. V. [Member] | Maximum [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties															$ 1,850,000
Marcos Sacal Cohen [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[4]										$ 0							540,031
Marcos Sacal Cohen [Member] | Short-Term Loan Agreement [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties											$ 492,000
Debt maturity											May 5, 2023
Marcos Sacal Cohen [Member] | Short-Term Loan Agreement [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Annual interest rate											3.00%
Edgar Armando Padilla Perez [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[5]										$ 0							1,700,466
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties																					$ 1,546,669
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																					3.00%
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties																					$ 4,400
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																					3.00%
Ruben Alvarez Laris [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[6]										$ 0							1,696,426
Ruben Alvarez Laris [Member] | Short-Term Loan Agreement [Member]
Payable - Affiliate: [abstract]
Loans to related parties																					$ 4,400
Ruben Alvarez Laris [Member] | Short-Term Loan Agreement [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Maturity term											1 year
Annual interest rate																					3.00%
Impulsora Turistica de Vallarta, S. A. de C. V. [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[7]										$ 0							39,121,151
Impulsora Turistica de Vallarta, S. A. de C. V. [Member] | Short-Term Loan Agreement [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Maturity term											36 months
Annual interest rate							17.75%																				17.75%
Loans from related parties							$ 17,200,000																				$ 97,500,000
Extended maturity term											1 year
Termination period											36 months
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Annual interest rate											15.00%
Loan repayment from borrower						$ 15,000,000
Debt maturity											June 24, 2025
Discount on invoice by supplier					10,900,936					$ 10,900,936
Maturity date of invoice										Jan. 28, 2025
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties											$ 15,000,000
Outstanding loan					164,275,291					$ 164,275,291	9,828,201		$ 1,000,000
Interest amount					$ 8,929,033					$ 8,929,033			$ 605,294
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Payable - Affiliate: [abstract]
Loans from related parties											$ 30,000,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Short-Term Loan Agreement [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Annual interest rate					16.00%					16.00%				16.00%
Loan disbursement amount		$ 1,000,000	$ 800,000	$ 100,000		$ 700,000						$ 1,000,000
Debt maturity											October 1, 2026
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Short-Term Loan Agreement [Member] | Maximum [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties														$ 3,600,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[8]										$ 194,471,588							171,153,445
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Short-Term Loan Agreement [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties																$ 317,000,000
BVG Infraestructura, S. A. de C. V. [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[9]										$ 0							$ 10,030,992
BVG Infraestructura, S. A. de C. V. [Member] | Short-Term Loan Agreement [Member] | Inmobiliaria Insurgentes [Member]
Payable - Affiliate: [abstract]
Maturity term											1 year
Loans from related parties																								$ 955,011
Extended maturity term									1 year
BVG Infraestructura, S. A. de C. V. [Member] | Short-Term Loan Agreement [Member] | Inmobiliaria Insurgentes [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates											3 months
Annual interest rate																								3.00%
Exitus Capital S.A.P.I de C. V. ENR ("Exitus Capital") [Member] | Syndicated Secured Mortgage Loan [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans from related parties											$ 15,000,000

[1]	This balance is composed of several loan agreements as follows: (a)On February 10, 2023, Murano World granted a short-term loan of U.S.$2,865,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On February 10, 2024 the maturity was extended for a year. On April 30, 2024 the principal amount was repaid in full; (b)On April 14, 2023, Murano PV granted a short-term loan of $2,000,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was repaid on March 8, 2024, as part of the capital restructuring as described in note 2b.;(c)On April 14, 2023, Murano P.V. granted a short-term loan of U.S.$438,611 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.;(d)On September 26, 2023, Murano World granted a short-term loan of U.S.$3,200,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On April 30, 2024, the principal amount was repaid in full;(e)On January 19, 2024, Murano World granted a short-term loan up to $7,900,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. On April 30, 2024, the borrower paid $6,700,000. On November 4, 2024, this loan was repaid in full; and(f)On January 19, 2024, Murano World granted a short-term loan up to U.S.$3,360,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On April 30, 2024, the borrower paid U.S.$3,160,000. On November 4, 2024 this loan was repaid in full.
[2]	On May 2, 2024, ES Agrupación, S. A. de C. V. granted a loan of $317,000,000 to Murano World. The lender had agreed to convert the loan balance into a small minority equity interest in the Cancun II project, however, the Group analyzed the merits of this transaction in line with the pipeline development plan and management decided to repay the balance in full on October 31, 2024.
[3]	This balance is composed of several loan agreements as follows:(a)On February 10, 2023, Murano World granted a short-term loan of $9,620,660 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. On February 10, 2024 the maturity was extended for one year. On October 31, 2024, this loan was repaid in full;(b)On March 31, 2023, Murano World granted a short-term loan of U.S.$453,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On March 31, 2024, the maturity was extended for a year. On October 31, 2024, this loan was repaid in full;(c)On April 14, 2023, Murano PV granted a short-term loan of U.S.$359,368 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.;(d)On May 5, 2023, Murano PV granted a short-term loan of $30,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.;(e)On November 9, 2023, Murano World granted a short-term loan of $10,000,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. On October 31, 2024, this loan was repaid in full;(f)On May 2, 2024, Murano World granted a loan of up to $14,750,000 to ES Agrupación, S. A. de C. V., which matures in a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%. On October 31, 2024, this loan was repaid in full; and(g)On May 20, 2024, Murano World granted a loan of up to U.S.$1,850,000 to ES Agrupación, S. A. de C. V., which matures in one year that accrues interest at a rate of SOFR plus a spread of 3%. As of September 30, 2024, the borrower paid U.S.$647,000. On October 31, 2024, this loan was repaid in full.
[4]	Short-term loan agreement granted by Murano PV for $492,000 dated May 5, 2023, with a one-year maturity that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.
[5]	Before the capital restructuring held on March 8, 2024 this individual used to be a minority shareholder of certain entities in the Group. This balance is composed as follows:
[6]	Before the capital restructuring held on March 8, 2024 this individual used to be a minority shareholder of certain entities in the Group. On May 5, 2023, Murano Management granted a short-term loan of $4,400 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.
[7]	Loan agreement granted to Murano World signed on May 2, 2021, with a 36-month termination period. The amount of the loan is $97,500,000 and accrued interest at an annual rate of 17.75%. On May 2, 2024, the maturity of this loan was extended for one year. On April 30, 2024, Impulsora Turística de Vallarta granted a 36-month loan to Murano World in the amount of $17,200,000 with an annual interest rate of 17.75% and payments of principal after 12 months of the signing date. On October 31, 2024 these loans were repaid in full.
[8]	Syndicated secured mortgage loan for up to U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus to Murano World) which matures on June 24, 2025, and causes interest at an annual rate of 15.00% for which the major shareholders are joint obligors. As of September 30, 2024, the balance of this loan is $164,275,291 (U.S.$8,929,033) including interest. The balance also includes $10,900,936 of invoices discounted by one supplier of the Group and Sofoplus with maturity on January 28, 2025. On November 29,2024 the Group paid $1,000,000 to the principal balance of the discounted invoices and $605,294 of interest. The balance as of December 31, 2024 is $9,828,201.

On September 30, 2024, Murano World signed a loan agreement with Sofoplus up to U.S.$3,600,000 with disbursements of U.S.$700,000, U.S.$100,000, U.S.$800,000, U.S.$1,000,000 and U.S.$1,000,000 on September 30, 2024, October 3, 2024, October 31, 2024, November 29, 2024, and December 13, 2024, respectively. The Group used this loan to repay the balance of the secured mortgage loan of U.S. $15,000,000. This loan requires us to pay monthly interest at the annual interest rate of 16% starting on October 1, 2024, with maturity on October 1, 2026.
[9]	On March 1, 2023, Inmobiliaria Insurgentes obtained a short-term loan granted by BVG Infraestructura, S. A. de C. V. of U.S.$955,011 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On March 1, 2024, the maturity of this loan was extended for one year. On October 31, 2024, these loans were repaid in full.